EXPLORATION, EVALUATION AND PROJECT EXPENSES	12 Months Ended
Dec. 31, 2019
Exploration For and Evaluation of Mineral Resources [Abstract]
EXPLORATION, EVALUATION AND PROJECT EXPENSES
EXPLORATION, EVALUATION AND PROJECT
EXPENSES

For the years ended December 31	2019	2018
Global exploration and evaluation[1]	$143	$121
Advanced project costs:
Pascua-Lama	49	77
Other	20	36
Corporate development[2]	51	60
Business improvement and innovation	10	44
Minesite exploration and evaluation[1]	69	45
Total exploration, evaluation and project expenses	$342	$383

[1]	Approximates the impact on operating cash flow.

[2]	2019 includes $44 million in transaction costs related to the Nevada Gold Mines, Acacia and Kalgoorlie transactions. 2018 includes $37 million in transaction costs related to the merger with Randgold.